Potential Common Shares Excluded from Computation of Diluted Net Income (Loss) Per Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options shares excluded	2,018,444	933,091	941,357	291,347